Provision In Liew Of Income Taxes (Schedule Of Components Of Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Provision In Lieu Of Income Taxes [Abstract]
Deferred tax assets, Employee benefit liabilities	$ 267	$ 253
Deferred tax assets, Regulatory liabilities	48	45
Deferred tax assets, Other	43	45
Total	358	343
Deferred tax liabilities, Property, plant and equipment	2,261	2,132
Deferred tax liabilities, Regulatory assets	278	274
Deferred Tax Liabilities, Other	1	2
Total	2,540	2,408
Liability in lieu of deferred income taxes - net	$ 2,182	$ 2,065